UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	 December 31, 2008
Check here if Amendment	[ ];	Amendment Number:

This Amendment (Check only one,):			[  ] is a restatement
							[  ] adds new holdings entries

Institutional Investment Manager Filing this Repot:
				Name:			Eastover Capital Management
				Address:		4725 Piedmont Row Drive
							Suite 450
							Charlotte, NC  28210
				13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting manager:

Name:					Jayne P Holland
Title:					Executive Vice President
Phone:					704-336-6818
Signature,				Place,			and Date of Signing:
Jayne P. Holland			Charlotte, NC		January 8,2008
Report Type (Check only one.):
					[X]	13F HOLDING REPORT.
					[  ]	13F  NOTICE.
					[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	65 DATA RECORDS
Form 13F Information Table Value Total:	$67057 X1000

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC, Inc.                    Com              001055102     1199    26164 SH       SOLE                    26164
Abbott Laboratories            Com              002824100      488     9135 SH       SOLE                     9135
Air Products & Chemicals       Com              009158106     1011    20120 SH       SOLE                    20120
Allergan Inc                   Com              018490102      278     6900 SH       SOLE                     6900
Altria Group Inc               Com              02209s103      483    32046 SH       SOLE                    32046
American Express               Com              025816109      422    22739 SH       SOLE                    22739
Autodesk Inc                   Com              052769106     1131    57556 SH       SOLE                    57556
Automatic Data Processing Inc  Com              053015103     1342    34119 SH       SOLE                    34119
Avery Dennison Corp            Com              053611109      370    11310 SH       SOLE                    11310
BB&T Corporation               Com              054937107      610    22225 SH       SOLE                    22225
Bank of America Corp           Com              060505104      901    63998 SH       SOLE                    63998
Bank of NY Mellon Corp         Com              064058100     1124    39692 SH       SOLE                    39692
Chevron Corp                   Com              166764100     2023    27343 SH       SOLE                    27343
Cisco Systems                  Com              17275R102     1039    63750 SH       SOLE                    63750
Corning Inc                    Com              219350105      512    53716 SH       SOLE                    53716
Costco Wholesale Corp          Com              22160k105      315     6000 SH       SOLE                     6000
Dean Foods Co                  Com              242370104      831    46269 SH       SOLE                    46269
Donaldson Co Inc               Com              257651109      269     8000 SH       SOLE                     8000
Eastover Trust Co              Com              999999998       75    15000 SH       SOLE                    15000
Ecolab Inc                     Com              278865100      217     6165 SH       SOLE                     6165
Electronic Arts                Com              285512109      942    58737 SH       SOLE                    58737
Emerson Electric Co            Com              291011104      374    10205 SH       SOLE                    10205
Exxon Mobil Corp               Com              30231G102     3240    40586 SH       SOLE                    40586
Flowserve CP                   Com              34354P105      676    13132 SH       SOLE                    13132
General Electric               Com              369604103     1526    94188 SH       SOLE                    94188
Genzyme Corp                   Com              372917104     1555    23427 SH       SOLE                    23427
Gilead Sciences Inc            Com              375558103     1550    30300 SH       SOLE                    30300
Hewlett-Packard Co             Com              428236103     1447    39863 SH       SOLE                    39863
Honeywell Inc.                 Com              438516106     1308    39845 SH       SOLE                    39845
Int'l Bus. Machines            Com              459200101      359     4270 SH       SOLE                     4270
Intel Corp                     Com              458140100     1306    89055 SH       SOLE                    89055
JPMorgan Chase & Co            Com              46625H100      219     6948 SH       SOLE                     6948
Johnson & Johnson              Com              478160104     2017    33708 SH       SOLE                    33708
Kohl's                         Com              500255104     1205    33285 SH       SOLE                    33285
L-3 Communications Holdings Cl Com              502424104      955    12939 SH       SOLE                    12939
Microsoft Corp                 Com              594918104     1536    78990 SH       SOLE                    78990
PNC Financial                  Com              693475105     1066    21748 SH       SOLE                    21748
Patterson Companies Inc        Com              703395103      846    45111 SH       SOLE                    45111
Peabody Energy Corp            Com              704549104      472    20735 SH       SOLE                    20735
Pepsico Inc                    Com              713448108     1751    31971 SH       SOLE                    31971
Pharmaceutical Product Develop Com              717124101      827    28522 SH       SOLE                    28522
Philip Morris Intl Inc         Com              718172109     1319    30307 SH       SOLE                    30307
Procter & Gamble               Com              742718109     1903    30785 SH       SOLE                    30785
Prudential Financial           Com              744320102      910    30087 SH       SOLE                    30087
Roper Industries Inc           Com              776696106      809    18630 SH       SOLE                    18630
Royal Bank of Canada           Com              780087102      580    19570 SH       SOLE                    19570
Schlumberger ltd               Com              806857108      817    19294 SH       SOLE                    19294
Sherwin-Williams               Com              824348106      299     5000 SH       SOLE                     5000
Sysco Corp                     Com              871829107      903    39349 SH       SOLE                    39349
Target Corp                    Com              87612E106     1145    33163 SH       SOLE                    33163
Thermo Fisher Scientific Inc   Com              883556102     1323    38822 SH       SOLE                    38822
Unifi Inc                      Com              904677101       45    16082 SH       SOLE                    16082
Verizon Communications         Com              92343v104     1423    41981 SH       SOLE                    41981
Yadkin Valley Bk & Trust, Elki Com              984314104      418    29312 SH       SOLE                    29312
Zimmer Holdings Inc            Com              98956p102     1161    28712 SH       SOLE                    28712
iShares Cohen & Steers REIT                     464287564      450    10185 SH       SOLE                    10185
iShares MSCI E.M.I.F.                           464287234      562    22516 SH       SOLE                    22516
iShares Russell 2000 Growth In                  464287648     1435    28215 SH       SOLE                    28215
iShares Russell 2000 Value Ind                  464287630     1290    26241 SH       SOLE                    26241
iShares Russell Mid-Cap Growth                  464287481     2316    74054 SH       SOLE                    74054
iShares Russell Mid-Cap Value                   464287473     1506    52952 SH       SOLE                    52952
iShares S&P TR 500 Index Fund                   464287200      255     2819 SH       SOLE                     2819
iShares TR MSCI EAFE Index Fun                  464287465     5223   116439 SH       SOLE                   116439
Fidelity Spartan 500 Index Adv                  315912824      376 6051.820 SH       SOLE                 6051.820
Merrill Lynch Private Equity F                  554998948      773 1245.000 SH       SOLE                 1245.000